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February 25, 2010
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Horace Mann Life Insurance Company Horace Mann Life Insurance Company Separate Account File Nos. 333-129284/811-1343
Commissioners:
On behalf of Horace Mann Life Insurance Company (the “Company”) and Horace Mann Life Insurance Company Separate Account (the “Separate Account”), we have transmitted via EDGAR for filing Post-Effective Amendment No. 7 (the “Amendment”) to the Separate Account’s registration statement on Form N-4 for certain flexible premium variable annuity contracts. The Amendment is being filed pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended, primarily for the purposes of updating certain financial information, adding and closing underlying funds and making clarifying changes.
The Company will add financial statements and any exhibits not included with the Amendment by an amendment that will be filed with the Securities and Exchange Commission pursuant to paragraph (b) of Rule 485.
If you have any questions or comments about the Amendment, please call Elizabeth Arthur at 217-788-5706 or Maureen Bolinger at 217-788-5720.
Sincerely,
/s/ Ann Caparros
Ann Caparros
Attachment
cc: Elizabeth Arthur
Maureen Bolinger
The Horace Mann Companies • 1 Horace Mann Plaza • Springfield, Illinois 62715-0001
217-789-2500 • www.horacemann.com